Details of Certain Consolidated Statements of Income Lines (Tables)	12 Months Ended
Dec. 31, 2011
Details of Certain Consolidated Statements of Income Lines (Tables) [Abstract]
Details of other commissions and fees

The following is a detail of other commissions and fees for the years ended December 31:

(Millions)	2011	2010	2009
Foreign currency conversion revenue	$861	$838	$672
Delinquency fees	567	605	526
Service fees	355	328	335
Other	486	260	245
Total other commissions and fees	$2,269	$2,031	$1,778

Details of other revenues

The following is a detail of other revenues for the years ended December 31:

(Millions)	2011	2010	2009
Global Network Services partner revenues	$655	$530	$463
Insurance premium revenue	241	255	293
Gain (Loss) on investment securities	16	(5)	225
Other	1,252	1,147	1,109
Total other revenues	$2,164	$1,927	$2,090

Detail of marketing, promotion, rewards and cardmember services

The following is a detail of marketing, promotion, rewards and cardmember services for the years ended December 31:

(Millions)	2011	2010	2009
Marketing and promotion	$2,996	$3,147	$2,010
Cardmember rewards	6,218	5,000	4,005
Cardmember services	716	591	548
Total marketing, promotion, rewards and
cardmember services	$9,930	$8,738	$6,563

Detail of other, net expense

The following is a detail of other, net expense for the years ended December 31:

(Millions)	2011	2010	2009
Occupancy and equipment	$1,685	$1,562	$1,619
Communications	378	383	414
MasterCard and Visa settlements, net of legal fees	(562)	(852)	(852)
Other(a)	1,260	1,208	950
Total other, net expense	$2,761	$2,301	$2,131

  Includes in 2009, (i) a $135 million benefit representing the correction of an error related to the accounting for cumulative translation adjustments associated with a net investment in foreign subsidiaries, (ii) a $45 million benefit resulting from the change in the fair value of certain forward exchange contracts, (iii) a $59 million benefit related to the completion of certain account reconciliations and (iv) lower travel and entertainment and other expenses due to the Company's reengineering activities.